CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 6,713	$ 8,745
Preferred Stock, Par or Stated Value Per Share	$ 0
Preferred Stock, Shares Authorized	14,375,000
Preferred Stock, Shares Issued	14,375,000	0
Preferred Stock, Shares Outstanding	14,375,000	0
Capital stock, par value (in dollars per share)	$ 0	$ 0
Capital stock, issued (in shares)	683,139,210	606,329,598
Capital stock, outstanding (in shares)		606,329,598
Treasury stock (in shares)	547,136	6,325,860